OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER CURRENT LIABILITIES (Details)
Employee reimbursement payables	$ 114,825	$ 95,764	$ 124,630
Rental payables	81,565	122,256	21,897
Construction related payables	277,545	328,441	236,102
Farmland lease payable (see Note 14)	761,459	762,735
Others	209,814	199,623	223,345
Accrued expenses and other liabilities	1,445,208	1,508,819	605,974
Other taxes payables	$ 2,833,208	$ 2,231,903	$ 4,973,474